FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of notes and other explanatory information [Abstract]
Sensitivity Analysis for Types of Market Risk
The following table shows a breakdown of Ternium’s assessed financial position exposure to currency risk as of December 31, 2025:

Exposure to functional currency	$ million	BRL million

US dollar ($)	—	(39)
EU euro (EUR)	(102)	(2)
Argentine peso (ARS)	34	—
Mexican peso (MXN)	(638)	—
Brazilian real (BRL)	(427)	—
Colombian peso (COP)	(25)	—
Yen (JPY)	(1)	—
Other currencies	(2)	(0)

Disclosure of Credit Risk Exposure	Approximately 34% of the Company’s liquid financial assets correspond to investment grade rated instruments as of December 31, 2025, in comparison with approximately 41% as of December 31, 2024. The investments in financial assets are as follows:

	As of December 31, 2025	As of December 31, 2024

Cash and cash equivalents	1,531,204	1,691,263

Other Investments - Current and Non-Current	1,600,061	2,182,874
Fixed Income (time-deposit, zero-coupon bonds, commercial papers)	368,043	673,042
Deposit certificates and investment funds	368,043	636,104
Commercial papers	—	2,258
Other	—	34,680
Bonds and other fixed income	1,231,789	1,499,130
U.S. government securities	65,680	10,040
Non - U.S. government securities	851,519	1,201,842
Corporate securities	314,590	287,248
Other notes	229	10,702
The carrying amounts of the Company’s trade and other receivables as of December 31, 2025, are denominated in the following currencies:

Currency	$ million

US dollar ($)	1,062
EU euro (EUR)	79
Argentine peso (ARS)	61
Mexican peso (MXN)	554
Brazilian real (BRL)	1,496
Colombian peso (COP)	77
Other currencies	1

3,329

Disclosure of How the Entity Manages Liquidity Risk	The amounts disclosed in the table are the contractual undiscounted cash flows.

$ million	2026	2027	2028	2029	Thereafter

Borrowings	604	297	220	538	760
Interests to be accrued (1)	199	179	166	126	124
Trade payables and other liabilities	2,041	27	29	17	108
Lease liabilities	49	38	35	12	53

Total	2,893	540	450	693	1,046
(1) These amounts do not include the effect of derivative financial instruments.

Disclosure of Financial Assets

As of December 31, 2025 (in $ thousands)	Amortized cost	Assets at fair value through profit or loss	Assets at fair value through OCI	Total

(i) Assets as per statement of financial position
Receivables	500,477	—	—	500,477
Derivative financial instruments	—	28	42,553	42,581
Trade receivables	1,539,977	—	—	1,539,977
Other investments	214,556	244,424	1,141,081	1,600,061
Cash and cash equivalents	1,198,887	332,317	—	1,531,204

Total	3,453,897	576,769	1,183,634	5,214,300

As of December 31, 2024 (in $ thousands)	Amortized cost	Assets at fair value through profit or loss	Assets at fair value through OCI	Total

(i) Assets as per statement of financial position
Receivables	423,521	—	—	423,521
Derivative financial instruments	—	4,483	—	4,483
Trade receivables	1,562,058	—	—	1,562,058
Other investments	549,077	134,667	1,499,130	2,182,874
Cash and cash equivalents	1,267,336	423,927	—	1,691,263

Total	3,801,992	563,077	1,499,130	5,864,199

Disclosure of Financial Liabilities

As of December 31, 2025 (in $ thousands)	Liabilities at fair value through profit or loss	Amortized cost	Total

(ii) Liabilities as per statement of financial position
Other liabilities	—	511,961	511,961
Trade payables	—	1,987,270	1,987,270
Derivative financial instruments	1,081	—	1,081
Finance lease liabilities	—	186,534	186,534
Borrowings	—	2,418,987	2,418,987

Total	1,081	5,104,752	5,105,833

As of December 31, 2024 (in $ thousands)	Liabilities at fair value through profit or loss	Amortized cost	Total

(ii) Liabilities as per statement of financial position
Other liabilities	—	436,152	436,152
Trade payables	—	1,840,914	1,840,914
Derivative financial instruments	50,342	—	50,342
Finance lease liabilities	—	210,124	210,124
Borrowings	—	2,230,119	2,230,119

Total	50,342	4,717,309	4,767,651

Disclosure of financial instruments at fair value through profit or loss
The following table presents the assets and liabilities that are measured at fair value as of December 31, 2025 and 2024:

	Fair value measurement as of December 31, 2025 (in $ thousands):
Description	Total	Level 1	Level 2	Level 3 (*)

Financial assets at fair value through profit or loss / OCI
Cash and cash equivalents	332,317	332,317	—	—
Other investments	1,385,505	1,231,788	153,488	229
Derivative financial instruments	42,581	—	42,581	—

Total assets	1,760,403	1,564,105	196,069	229

Financial liabilities at fair value through profit or loss / OCI
Derivative financial instruments	1,081	—	1,081	—

Total liabilities	1,081	—	1,081	—

	Fair value measurement as of December 31, 2024 (in $ thousands):
Description	Total	Level 1	Level 2	Level 3 (*)

Financial assets at fair value through profit or loss / OCI
Cash and cash equivalents	423,927	423,927	—	—
Other investments	1,633,797	1,501,389	131,866	542
Derivative financial instruments	4,483	—	4,483	—

Total assets	2,062,207	1,925,316	136,349	542

Financial liabilities at fair value through profit or loss / OCI
Derivative financial instruments	50,342	—	50,342	—

Total liabilities	50,342	—	50,342	—
(*) The fair value of financial instruments classified as level 3 is not obtained from observable market information, but from measurements of the asset portfolio at market value provided by the fund manager. The evolution of such instruments during the years ended December 31, 2025 and 2024, corresponds to the initial investment and to the changes in its fair value, as follows:

Guarantee fund companies

As of December 31, 2024	542
Disinvestment	(296)
Interest accrued	—
Changes in fair value	93
Reclassifications	—
Net foreign exchange gain	(110)
At December 31, 2025	229

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation	The evolution of such instruments during the years ended December 31, 2025 and 2024, corresponds to the initial investment and to the changes in its fair value, as follows:

Guarantee fund companies

As of December 31, 2024	542
Disinvestment	(296)
Interest accrued	—
Changes in fair value	93
Reclassifications	—
Net foreign exchange gain	(110)
At December 31, 2025	229